SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2022
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 84%, 83%, and 85% of all purchases made in 2022, 2021, and 2020, respectively. Our largest supplier, Carrier and its affiliates, accounted for 60%, 61%, and 63% of all purchases made in 2022, 2021, and 2020, respectively. See Note 1
9
. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.
At December 31, 2022, $92,402
was recorded as a reduction of inventories related to pricing claim advances, of which
$69,814 was provided by Carrier and its affiliates. At December 31, 2021, $78,454 was recorded related to pricing claim advances, of which
$59,644 was provided by Carrier and its affiliates.